Note 19 - Share-based Compensation (Details) - Stock Options Outstanding - ¥ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 19 - Share-based Compensation (Details) - Stock Options Outstanding [Line Items]
Options outstanding	75,063,552	82,247,600	131,729,497	133,161,231
Weighted average exercise price in RMB (in Yuan Renminbi per share)	¥ 1.93	¥ 1.93	¥ 1.92	¥ 1.92
Options Exercisable	67,775,401
Options 2012 Plan G [Member]
Note 19 - Share-based Compensation (Details) - Stock Options Outstanding [Line Items]
Options outstanding	39,838,822
Weighted average remaining contractual life (Years)	6 years 3 months
Weighted average exercise price in RMB (in Yuan Renminbi per share)	¥ 0.006
Options Exercisable	32,770,447
Options 2012 Plan H [Member]
Note 19 - Share-based Compensation (Details) - Stock Options Outstanding [Line Items]
Options outstanding	1,023,310
Weighted average remaining contractual life (Years)	6 years 3 months
Weighted average exercise price in RMB (in Yuan Renminbi per share)	¥ 0.006
Options Exercisable	803,534
Options 2009 Plan [Member]
Note 19 - Share-based Compensation (Details) - Stock Options Outstanding [Line Items]
Options outstanding	6,575,480
Weighted average remaining contractual life (Years)	2 years
Weighted average exercise price in RMB (in Yuan Renminbi per share)	¥ 2.30
Options Exercisable	6,575,480
Options 2008 Plan [Member]
Note 19 - Share-based Compensation (Details) - Stock Options Outstanding [Line Items]
Options outstanding	27,625,940
Weighted average remaining contractual life (Years)	2 years
Weighted average exercise price in RMB (in Yuan Renminbi per share)	¥ 1.90
Options Exercisable	27,625,940